Income Tax (tables)	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
6. Income Taxes

The Company files a consolidated federal and various state income tax returns. The provision for income taxes is as follows:

	2017	2016	2015
	(In thousands)
Current:
Federal	$395	$24,579	$4,380
State	495	1,953	453
	890	26,532	4,833
Deferred:
Federal	6,259	(689)	(925)
State	265	156	313
	6,524	(533)	(612)
Total income taxes	$7,414	$25,999	$4,221

A reconciliation of the expected U.S. statutory rate to the effective rate follows:

	2017	2016	2015
Computed (expected tax rate)	35.0%	35.0%	35.0%
State income taxes (net of federal tax benefit)	4.1	2.7	2.9
State tax credits	(2.5)	(0.9)	(8.7)
Federal credits	(1.8)	(0.4)	(2.4)
Manufacturer’s deduction	(1.7)	(3.9)	(5.0)
(Reversal of) addition to uncertain tax positions	0.2	0.2	(1.0)
Other permanent differences not deductible	2.4	(0.2)	0.7
Change in valuation allowance	0.2	0.1	9.9
Other	1.1	(0.3)	(1.5)
Effective income tax rate	37.0%	32.3%	29.9%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2017	2016
	(In thousands)
Deferred income tax assets:
Future tax credits	$3,827	$3,807
Employee benefits	3,119	3,174
Insurance	924	881
Other comprehensive loss	7,135	18,154
Interest	32	21
Prepaid revenue	444	571
Other	472	2,804
Severance	-	3
	15,953	29,415

Deferred income tax liabilities:
Property basis and depreciation difference	12,786	9,330
481(a) adjustment	429	880
Inventory valuation	1,032	1,247
Intangibles	213	235
Earnings from equity investment	193	69
Pension	3,590	2,896
	18,243	14,657
Valuation allowance - non-current	1,891	1,861
Net deferred income tax (liability) asset	$(4,181)	$12,897

Summary of Income Tax Contingencies [Table Text Block]
	2017	2016
	(In thousands)
Beginning balance	$694	$464

Tax positions related to current year:
Additions	67	291

Tax positions related to prior years:
Additions	-	241
Reductions	(46)	(7)
Settlements	-	(166)
Lapses in statues of limitations	-	(129)
Balance as of March 31,	$715	$694